Operating And Reporting Segments (Disclosure Of Financial Information Relating To Company's Operations) (Details) - USD ($)		3 Months Ended								12 Months Ended
		Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014		Nov. 30, 2013		Nov. 30, 2012		Apr. 30, 2014
Segment Reporting Information [Line Items]
Total assets	[1]	$ 12,958,267,000				$ 11,273,247,000				$ 12,958,267,000		$ 11,273,247,000
Goodwill		44,250,000				34,046,000				44,250,000		34,046,000
Total revenues		2,583,938,000	$ 2,014,034,000	$ 1,818,745,000	$ 1,363,095,000	1,915,203,000	$ 1,602,768,000	$ 1,426,881,000	$ 990,243,000	7,779,812,000	[2]	5,935,095,000	[2]	$ 4,105,132,000	[2]
Total operating earnings										1,146,945,000		828,001,000		349,452,000
Corporate general and administrative expenses										177,161,000		146,060,000		127,338,000
Earnings before income taxes		377,943,000	$ 262,335,000	$ 203,630,000	125,876,000	276,972,000	$ 189,359,000	$ 162,289,000	$ 53,321,000	969,784,000		681,941,000		222,114,000
Sales incentives										449,157,000		373,088,000		388,224,000
Sales incentives per home delivered										21,400		20,500		28,300
Write offs of option deposits and preacquisition costs										4,613,000		1,858,000		2,389,000
Homebuilding East [Member]
Segment Reporting Information [Line Items]
Total assets		2,323,978,000				1,890,138,000				2,323,978,000		1,890,138,000
Investments in unconsolidated entities		10,620,000				19,569,000				10,620,000		19,569,000
Real estate revenues										2,247,681,000		1,842,162,000		1,299,980,000
Total operating earnings	[3]									340,108,000		251,117,000		113,997,000
Valuation adjustments to finished homes C I P and land under development														2,449,000
Write offs of option deposits and preacquisition costs														1,820,000
Write-offs of other receivables and other assets														1,000,000
Equity in earnings (loss) from unconsolidated entities										2,254,000		678,000		542,000
Homebuilding Central [Member]
Segment Reporting Information [Line Items]
Total assets		1,233,991,000				963,815,000				1,233,991,000		963,815,000
Investments in unconsolidated entities		35,772,000				56,136,000				35,772,000		56,136,000
Real estate revenues										936,940,000		743,475,000		506,388,000
Total operating earnings	[4]									75,585,000		55,203,000		24,827,000
Write offs of option deposits and preacquisition costs										1,106,000
Write-offs of other receivables and other assets										2,000,000
Equity in earnings (loss) from unconsolidated entities										(131,000)		(87,000)		(514,000)
Homebuilding West [Member]
Segment Reporting Information [Line Items]
Total assets		3,454,611,000				3,108,395,000				3,454,611,000		3,108,395,000
Investments in unconsolidated entities		564,643,000				600,622,000				564,643,000		600,622,000
Real estate revenues										1,796,375,000		1,161,332,000		697,289,000
Total operating earnings	[5]									292,719,000		211,155,000		(14,027,000)
Equity in earnings (loss) from unconsolidated entities	[6]									(1,647,000)		22,039,000		(25,415,000)
Homebuilding Southeast Florida [Member]
Segment Reporting Information [Line Items]
Total assets		722,706,000				757,125,000				722,706,000		757,125,000
Investments in unconsolidated entities		32,670,000				36,595,000				32,670,000		36,595,000
Real estate revenues										692,898,000		502,175,000		367,641,000
Total operating earnings	[7]									161,963,000		106,889,000		71,057,000
Valuation adjustments to finished homes C I P and land under development										2,972,000		3,951,000		3,640,000
Write-offs of other receivables and other assets										1,019,000
Gain (loss) from sale of operating property														15,000,000
Equity in earnings (loss) from unconsolidated entities										(576,000)		(152,000)		(961,000)
Homebuilding Houston [Member]
Segment Reporting Information [Line Items]
Total assets		398,538,000				307,864,000				398,538,000		307,864,000
Investments in unconsolidated entities		162,000				2,074,000				162,000		2,074,000
Real estate revenues										713,113,000		641,161,000		471,623,000
Total operating earnings										107,622,000		80,819,000		46,275,000
Equity in earnings (loss) from unconsolidated entities										121,000		2,079,000		(35,000)
Homebuilding Other [Member]
Segment Reporting Information [Line Items]
Total assets		880,912,000				808,496,000				880,912,000		808,496,000
Investments in unconsolidated entities		12,970,000				1,953,000				12,970,000		1,953,000
Real estate revenues										638,123,000		464,642,000		238,311,000
Total operating earnings	[8]									55,724,000		27,892,000		16,856,000
Write offs of option deposits and preacquisition costs										1,491,000
Equity in earnings (loss) from unconsolidated entities										(376,000)		(754,000)		(289,000)
Lennar Homebuilding [Member]
Segment Reporting Information [Line Items]
Total assets	[1]	10,055,048,000				8,850,135,000				10,055,048,000		8,850,135,000
Investments in unconsolidated entities	[1]	656,837,000				716,949,000				656,837,000		716,949,000
Real estate revenues										7,025,130,000		5,354,947,000		3,581,232,000
Write-offs of other receivables and other assets										3,184,000
Equity in earnings (loss) from unconsolidated entities	[9],[10]									(355,000)		23,803,000		(26,672,000)
Rialto Investments [Member]
Segment Reporting Information [Line Items]
Total assets	[1]	1,458,152,000				1,479,313,000				1,458,152,000		1,479,313,000
Investments in unconsolidated entities	[1]	175,700,000				154,573,000				175,700,000		154,573,000
Rialto Investments, revenues										230,521,000		138,060,000		138,856,000
Total operating earnings	[11]									44,079,000		26,128,000		11,569,000
Equity in earnings (loss) from unconsolidated entities										59,277,000		22,353,000		41,483,000
Lennar Financial Services [Member]
Segment Reporting Information [Line Items]
Total assets	[1]	1,177,053,000				796,710,000				1,177,053,000		796,710,000
Goodwill		38,854,000				34,046,000				38,854,000		34,046,000				$ 4,808,000
Financial services, revenues										454,381,000		427,342,000		384,618,000
Total operating earnings										80,138,000		85,786,000		84,782,000
Lennar Multifamily [Member]
Segment Reporting Information [Line Items]
Total assets	[1]	268,014,000				147,089,000				268,014,000		147,089,000
Investments in unconsolidated entities		105,674,000				46,301,000				105,674,000		46,301,000
Real estate revenues										69,780,000		14,746,000		426,000
Total operating earnings										(10,993,000)		(16,988,000)		(5,884,000)
Equity in earnings (loss) from unconsolidated entities	[12]									14,454,000		(271,000)		(4,000)
Corporate And Unallocated [Member]
Segment Reporting Information [Line Items]
Total assets		1,040,312,000				1,014,302,000				1,040,312,000		1,014,302,000
Homebuilding West Joint Venture [Member]
Segment Reporting Information [Line Items]
Valuation adjustments related to assets of unconsolidated entities										4,587,000				12,145,000
Equity in earnings (loss) from unconsolidated entities										4,680,000
Homebuilding West Joint Venture [Member] | Homebuilding West [Member]
Segment Reporting Information [Line Items]
Valuation adjustments to finished homes C I P and land under development														5,229,000
Write offs of option deposits and preacquisition costs										1,971,000
Valuation adjustments related to assets of unconsolidated entities										4,250,000				$ 12,145,000
Gain (loss) from sale of operating property												14,432,000
Equity in earnings (loss) from unconsolidated entities												19,769,000
Servicer Provider [Member]
Segment Reporting Information [Line Items]
Goodwill		$ 5,396,000			$ 5,094,000	0				$ 5,396,000		0
Servicer Provider [Member] | Rialto Investments [Member]
Segment Reporting Information [Line Items]
Investments in unconsolidated entities						$ 8,323,000						$ 8,323,000

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.
[2]	Total revenues were net of sales incentives of $449.2 million ($21,400 per home delivered) for the year ended November 30, 2014, $373.1 million ($20,500 per home delivered) for the year ended November 30, 2013 and $388.2 million ($28,300 per home delivered) for the year ended November 30, 2012.
[3]	For the year ended November 30, 2012, operating earnings included $2.4 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes, $1.8 million in write-offs of option deposits and pre-acquisition costs and $1.0 million in write-offs of other receivables.
[4]	For the year ended November 30, 2014, operating earnings included $1.1 million in write-offs of option deposits and pre-acquisition costs and $2.0 million in write-offs of other receivables.
[5]	For the year ended November 30, 2014, operating earnings included $2.0 million in write-offs of option deposits and pre-acquisition costs and $4.3 million of the Company's share of valuation adjustments primarily related to assets of a Lennar Homebuilding unconsolidated entity. For the year ended November 30, 2013, operating earnings included a $14.4 million gain on the sale of an operating property, $19.8 million of our share of equity in earnings as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, operating loss included $5.2 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes and $12.1 million of the Company's share of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding unconsolidated entities.
[6]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $4.3 million of the Company's share of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by the Company's share of operating earnings of $4.7 million related to third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $12.1 million of the Company's share of valuation adjustments primarily related to assets of Lennar Homebuilding unconsolidated entities.
[7]	For the year ended November 30, 2014, operating earnings included $3.0 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes and $1.0 million of valuation adjustments to other assets. For the year ended November 30, 2013, operating earnings included $4.0 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes. For the year ended November 30, 2012, operating earnings included a $15.0 million gain on the sale of an operating property, partially offset by $3.6 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes.
[8]	For the year ended November 30, 2014, operating earnings included $1.5 million in write-offs of option deposits and pre-acquisition costs.
[9]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.
[10]	Lennar Homebuilding equity in earnings (loss) from unconsolidated entities included $4.6 million and $12.1 million of the Company’s share of valuation adjustments related to assets of unconsolidated entities for the years ended November 30, 2014 and 2012, respectively.
[11]	Operating earnings for the years ended November 30, 2014, 2013 and 2012 included net earnings (loss) attributable to noncontrolling interests of ($22.5) million, $6.2 million and ($14.4) million, respectively.
[12]	For the year ended November 30, 2014, Lennar Multifamily equity in earnings from unconsolidated entities included Lennar Multifamily's share of gains totaling $14.7 million related to the sale of two operating properties by unconsolidated entities. The Company’s share of profits and cash distributions from the sales of the two operating properties was higher compared to the Company’s ownership interests in the two unconsolidated entities due to the achievement of specified internal rate of return milestones.